Document And Entity Information	Aug. 08, 2023
Document Information Line Items
Entity Registrant Name	SILVERSUN TECHNOLOGIES, INC.
Trading Symbol	SSNT
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001236275
Document Period End Date	Aug. 08, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38063
Entity Tax Identification Number	16-1633636
Entity Address, Address Line One	120 Eagle Rock Ave
Entity Address, City or Town	East Hanover
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07936
City Area Code	(973)
Local Phone Number	396-1720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Security Exchange Name	NASDAQ